ACCOUNTS RECEIVABLE TRADE, NET - Allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ALLOWANCE FOR CREDIT LOSSES
At beginning of year	$ 2,427,577	$ 1,908,803
Allowance for credit losses	90,345	518,774
Written off	(382,037)	0
At end of year	$ 2,135,885	$ 2,427,577